Other equity instruments (Details) - GBP (£) £ in Millions		6 Months Ended						12 Months Ended
		Jun. 30, 2019		Dec. 31, 2018		Jun. 30, 2018		Dec. 31, 2018
Opening balance as at 1 January		£ 9,632	[1]			£ 8,941		£ 8,941
Increase (decrease) through other changes, equity		(24)		£ (2)		(14)
Closing balance	[1]	12,123	[2]	9,632				9,632
Other equity instruments [member]
Issuances		2,504						1,925
Redemptions		0						(1,233)
Increase (decrease) through other changes, equity		£ (13)	[3]	£ 2	[3]	£ (3)	[3]	£ (1)

[1]	For notes to the Financial Statements see pages 55 to 83
[2]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[3]	Details of share capital, other equity instruments and other reserves are shown on pages 72 to 74 .